Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Profit or Loss and Other Comprehensive Income
Revenues	$ 57,775	$ 56,314	$ 43,633
Cost of revenues	31,125	30,759	24,943
Cost of revenues - write-down of inventories and amortization of assets recognized in business combination and technology	1,655	97	4,639
Total cost of revenues	32,780	30,856	29,582
Gross profit	24,995	25,458	14,051
Research and development expenses	37,157	62,004	75,763
Sales and marketing expenses	26,951	31,707	38,833
General and administrative expenses	40,059	58,254	28,865
Other expenses (income), net	5,966	(1,627)	1,592
Impairment losses	1,283		40,523
Operating loss	(86,421)	(124,880)	(171,525)
Finance income	43,540	70,934	22,965
Finance expenses	53,645	1,652	79,471
Loss before taxes on income	(96,526)	(55,598)	(228,031)
Taxes expenses	(397)	(62)	(264)
Loss for the year	(96,923)	(55,660)	(228,295)
Loss attributable to non-controlling interests	(1,029)	(1,110)	(872)
Loss attributable to owners	$ (95,894)	$ (54,550)	$ (227,423)
Loss per share
Basic loss per share (in Dollars per share)	$ (0.44)	$ (0.22)	$ (0.88)
Diluted loss per share (in Dollars per share)	$ (0.44)	$ (0.22)	$ (0.88)
Other comprehensive income items that after initial recognition in comprehensive income were or will be transferred to profit or loss
Foreign currency translation differences for foreign operations	$ (1,944)	$ 2,368	$ (844)
Other comprehensive income items that will not be transferred to profit or loss
Remeasurement of net defined benefit liability (IAS 19), net of tax	(2,769)	(1,801)	2,508
Total other comprehensive income (loss) for the year	(4,713)	567	1,664
Total comprehensive loss for the year	(101,636)	(55,093)	(226,631)
Comprehensive loss attributable to non-controlling interests	(1,088)	(1,088)	(892)
Comprehensive loss attributable to owners of the Company	$ (100,548)	$ (54,005)	$ (225,739)